Reverse Recapitalization and Acquisitions of subsidiaries - Reconciliation of reverse recapitalization to the consolidated statements of cash flows and equity (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business Combinations And Reverse Recapitalization [Abstract]
Cash-trust and cash, net of redemptions		¥ 4,780
Less: Ghisallo Non-Redemption Agreement	¥ 1,593	1,593
Less: transaction costs and professional fees, paid at closing	(2,982)	(2,982)
Proceeds from Reverse Recapitalization, net of Non-Redemption Agreement, transaction costs and professional fees	0	205	¥ 0
Less: warrant liabilities		(1,837)
Less: promissory note - related party		(128)
Less: excise tax payable		(305)
Less: income tax payable		(60)
Less: accounts payable and accrued expenses		(17)
Less: Other financial liabilities(1)		(189)
Add: Listing expense	¥ 13,714	13,714
Issuance of shares in Reverse Recapitalization, net		¥ 11,383